Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 287,882,571	$ 260,298,017
1st Source Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,788,563	40,859,170
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	237,967,325	211,497,190
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,126,683	7,941,657
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	287,882,571	260,298,017
Fair Value, Inputs, Level 1, Level 2, and Level 3 | 1st Source Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,788,563	40,859,170
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	237,967,325	211,497,190
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,126,683	7,941,657
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	287,882,571	260,298,017
Level 1 | 1st Source Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,788,563	40,859,170
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	237,967,325	211,497,190
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,126,683	7,941,657
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | 1st Source Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | 1st Source Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0